18. Related Party Transactions: Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered
	June 30, 2024	June 30, 2023	June 30, 2022
	$	$	$
Payable to officers and directors	60,121	86,616	110,274
Payable (receivable) from Nova Minerals Ltd.	81,023	(10,287)	(10,287)
	141,144	76,329	99,987